Organization and nature of business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and nature of business

Tantech Holdings Ltd. (“Tantech BVI”) is a holding company established under the laws of the British Virgin Islands on November 19, 2010.

Tantech BVI owns 100% interest of USCNHK Group Limited (“USCNHK”), a limited liability company established in Hong Kong.

On December 31, 2010, USCNHK entered into an equity transfer agreement with Zhejiang Forasen Group Co., Ltd. ("Forasen Group”), in which USCNHK agreed to acquire 95% ownership interest of Zhejiang Tantech Bamboo Technology Co., Ltd. ("Tantech Bamboo" or “Bamboo”) from Forasen Group for the consideration of RMB115,520,000 (approximately $18.5 million). The consideration was fully paid on March 20, 2013. Five other individuals own the remaining 5% equity interest of Tantech Bamboo. Jointly owned by Mr. Zhengyu Wang, the CEO of Tantech BVI and his wife, Ms. Yefang Zhang, the board director of Tantech BVI, Forasen Group is a related party to the Company.

On March 20, 2013, USCNHK completed payments of RMB 115,520,000 (equivalent of approximately $18.5 million) to Forasen Group for the acquisition of Tantech Bamboo. USCNHK borrowed RMB 37,635,136 (equivalent of approximately $6.1 million) from Mr. Zhengyu Wang in order to complete the transaction. On September 20, 2013, USCNHK, Mr. Wang and Forasen Group reached an agreement to offset the amount of borrowing against the receivables from Forasen Group for RMB 37,635,136 (equivalent of approximately $6.1 million).

For accounting purposes, the above mentioned transactions were accounted for in a manner similar to a recapitalization. Tantech BVI and its wholly-owned subsidiary USCNHK, who own 95% interest of Tantech Bamboo, were effectively controlled by the same majority shareholders of Tantech Bamboo. Therefore, Tantech BVI, USCNHK and Tantech Bamboo are all considered under common control. The consolidation of Tantech Bamboo and its subsidiaries into Tantech BVI has been accounted for at historical cost and prepared on the basis as if the aforementioned reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Incorporated in the City of Lishui, Zhejiang Province of the People’s Republic of China (“China” or “PRC”) on December 5, 2005, Tantech Bamboo is engaged in the research and development, production and distribution of various products made from bamboo. In addition, Tantech Bamboo also has five wholly-owned subsidiaries: Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal” or “Charcoal”), Zhejiang Tantech Energy Tech Co., Ltd. (“Tantech Energy” or “Energy”), Zhejiang Babiku Charcoal Co., Ltd. (“Tantech Babiku” or “Babiku”), Lishui Zhongzhu Charcoal Co., Ltd. (“Lishui Zhongzhu” or “Zhongzhu”) and Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech” or “Tanbo”). Tantech Charcoal conducts trading business, including the export of charcoal products; Tantech Energy is engaged in the manufacturing of EDLC carbon and low emission barbecue (“BBQ) charcoal; Tantech Babiku, established by Tantech Bamboo on October 20, 2015, conducts BBQ charcoal business and Tantech Energy is currently in the process of transferring its low emission BBQ charcoal business to Tantech Babiku. Lishui Zhongzhu, established by Tantech Bamboo on November 18, 2015, will be engaged in the production and sales of active charcoal and other products. Tanbo Tech, a new entity established by Tantech Bamboo on December 8, 2015, plans to explore business opportunities outside Lishui area.